Summary of Pertinent Data Relating to Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net loss	$ (8,368)	$ (5,118)	$ (6,042)
Basic weighted average number of shares outstanding	114,924,497	41,083,163	17,494,472
Diluted weighted average number of shares outstanding	114,924,497	41,083,163	17,494,472
Stock Options and DSUs [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	1,509,368	679,400	953,557
Warrants [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	11,441,213	44,901,366	6,629,144